CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Cash flows from operating activities:
Net Loss	$ (3,356)	$ (20,732)	$ (5,866)	$ (32,094)
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation	1,156	1,327	2,371	2,647
Stock-based compensation	2,187	2,425	3,547	5,893
Amortization of intangible assets	153	277	305	553
Increase (Decrease) in accrued severance pay, net	(107)	13	(165)	73
Decrease in other assets, other receivables and prepaid expenses	955	468	1,672	967
Increase in accrued interest and amortization of premium/discount on marketable securities	(405)	(166)	(777)	(147)
Decrease in operating leases liability	(159)	(438)	(618)	(1,543)
Decrease in operating lease right-of-use asset	622	728	1,174	1,450
Decrease (Increase) in trade receivables	(2,789)	10,403	(2,980)	14,889
Decrease (Increase) in inventories	2,101	(1,645)	2,268	(5,098)
Increase (Decrease) in trade payables	278	(2,941)	16	(2,202)
Decrease in employees and payroll accruals	(649)	(1,042)	(4,135)	(2,494)
Increase (Decrease) in deferred revenues	595	870	1,965	(1,299)
Increase (Decrease) in other payables, accrued expenses and other long term liabilities	542	(923)	(12)	(1,824)
Amortization of issuance costs of Convertible debt	50	49	100	98
Net cash provided by (used in) operating activities	1,174	(11,327)	(1,135)	(20,131)
Cash flows from investing activities:
Decrease (Increase) in restricted deposit	(1)	(224)	703	(224)
Investment in short-term bank deposits	(3,800)	0	(3,800)	(15,900)
Withdrawal of short-term bank deposits	0	21,700	10,000	54,600
Purchase of property and equipment	(957)	(290)	(1,386)	(560)
Investment in marketable securities	(10,477)	(9,584)	(34,752)	(18,567)
Proceeds from redemption or sale of marketable securities	7,225	590	32,060	3,960
Net cash provided by (used in) investing activities	(8,010)	12,192	2,825	23,309
Cash flows from financing activities:
Proceeds from exercise of stock options	1	0	1	0
Net cash provided by financing activities	1	0	1	0
Increase (Decrease) in cash and cash equivalents	(6,835)	865	1,691	3,178
Cash and cash equivalents at the beginning of the period	22,718	14,608	14,192	12,295
Cash and cash equivalents at the end of the period	$ 15,883	$ 15,473	$ 15,883	$ 15,473